Annual Operating Expenses {- Fidelity Europe Fund} - 10.31 Fidelity Europe Fund - AMCIZ PRO-14 - Fidelity Europe Fund	Dec. 30, 2021
Fidelity Advisor Europe Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual operating expenses	1.36%
Fidelity Advisor Europe Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.35%
Total annual operating expenses	1.68%
Fidelity Advisor Europe Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual operating expenses	2.19%
Fidelity Advisor Europe Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	1.06%
Fidelity Advisor Europe Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.95%